PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following at September 30, 2011 and December 31, 2010:

	Useful Life	2011	2010
Production equipment	3 – 10	$9,827,282	$9,177,522
Lab equipment	3 – 10	359,045	354,435
Computer equipment	3 – 10	160,562	171,232
Vehicles	3	11,014	10,814
Building	20	218,790	214,807
Leasehold improvements	10	610,135	573,650
		11,186,828	10,502,460
Less Accumulated Depreciation		(4,864,992)	(4,079,433)
Net Property and Equipment		$6,321,836	$6,423,027

Depreciation expense amounted to $1,020,027 and $892,547, for the nine months ended September 30, 2011 and 2010, respectively. The Company’s property and equipment is held as collateral on the lines of credit.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2010 and, 2009:

	Useful Life	2010	2009
Production equipment	3 – 10	$9,177,522	$8,316,652
Lab equipment	3 – 10	354,435	296,971
Computer equipment	3 – 10	171,232	85,836
Vehicles	3	10,814	6,878
Building	20	214,807	229,869
Leasehold improvements	10	573,650	562,208
		10,502,460	9,498,414
Less Accumulated Depreciation		(4,079,433)	(3,220,900)
Net Property and Equipment		$6,423,027	$6,277,514

Depreciation expense amounted to $1,110,017, and $960,581, for the years ended December 31, 2010 and 2009, respectively. The Company’s property and equipment is held as collateral on the lines of credit.

Note 2 — Property and Equipment

The Company’s property and equipment consisted of the following as of December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009
Property & Equipment:
Furniture	$1,030	$1,030
Computer Equipment	15,316	15,316
Total Property & Equipment	16,346	16,346
Accumulated Depreciation	(16,273)	(16,125)
Net Property & Equipment	$73	$221

Depreciation expense was for the periods ended December 31, 2010 and 2009 was $148 and $147, respectively.